INVESTMENTS AT FAIR VALUE THROUGH INCOME OR LOSS (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENTS AT FAIR VALUE THROUGH INCOME OR LOSS
Schedule of investments at fair value through income or loss, non-current

Non-current	2021	2020
	£'000	£'000

At 1 January	1,393	58
Additions	219	1,336
Foreign exchange movement	—	(1)
Fair value through income or loss	183	—
Disposals	(1,392)	—
At 31 December	403	1,393